Schedule of Loss from Operations Before Provision (Benefit) for Income Taxes and Associated Tax Provision (Benefit) (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Domestic			$ (4,306,918)	$ (2,384,802)
Net Income (Loss)			(4,306,918)	(2,384,802)
Federal
State
Total Current
Federal			(998,912)	(590,371)
State			(190,269)	(112,452)
Total Deferred			(1,189,181)	(702,823)
Less Increase in Allowance			1,189,181	702,823
Net Deferred
Total Income Tax Provision (Benefit)